Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Affiliated Entity | University College London and Related Entities
Related Party Transaction
Related party expenses other	$ 0.8	$ 4.2